Business combinations - Additional Information (Detail) $ in Millions			3 Months Ended	12 Months Ended
	Sep. 29, 2017 USD ($)	Mar. 22, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Business	Dec. 31, 2016 USD ($) Business	Sep. 21, 2017	Mar. 02, 2016
Business Acquisition [Line Items]
Number of business acquired | Business				2	2
Increase in goodwill				$ 4.1	$ 22.9
Payments for previous acquisitions					$ 0.3
Tagma Brasil [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%
Tagma Brasil Ltda. And PVS Minibulk, Inc. [Member]
Business Acquisition [Line Items]
Total purchase price	$ 23.9
Cash acquired	0.2
Increase in goodwill	4.2
Purchase price allocation, intangibles	$ 4.2
Nexus Ag Business Inc. [Member]
Business Acquisition [Line Items]
Total purchase price		$ 53.3
Increase in goodwill		22.9
Purchase price allocation, intangibles		$ 19.4
Payments for previous acquisitions			$ 0.5
Bodine Services [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							100.00%